Acquisitions and License Agreements (Schedule of Unaudited Pro Forma Information) (Detail) (Cadence Pharmaceuticals, Inc., Specialty Pharmaceuticals, USD $)
In Millions, except Per Share data, unless otherwise specified
	3 Months Ended		6 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013
Cadence Pharmaceuticals, Inc. | Specialty Pharmaceuticals
Business Acquisition, Pro Forma Information [Line Items]
Net sales, pro forma	$ 588.2	$ 608.9	$ 1,163.7	$ 1,130.1
Net (loss) income, pro forma	$ (18.4)	$ 4.4	$ (2.6)	$ (35.7)
Basic (loss) earnings per share, pro forma (in usd per share)	$ (0.32)	$ 0.08	$ (0.04)	$ (0.62)
Diluted (loss) earnings per share, pro forma (in usd per share)	$ (0.31)	$ 0.08	$ (0.04)	$ (0.62)